As filed with the Securities and Exchange Commission on March 7, 2019

File Nos. 333-46453

811-08657

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 40	☒

and/or

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 41	☒

(Check appropriate box or boxes)

PIONEER EQUITY INCOME FUND

(Exact Name of Registrant as Specified in Charter)

60 State Street, Boston, Massachusetts 02109

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (617) 742-7825

Terrence J. Cullen, Amundi Pioneer Asset Management, Inc.,

60 State Street, Boston, Massachusetts 02109

(Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box):

☒	immediately upon filing pursuant to paragraph (b)
☐	on [date] pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on [date] pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on [date] pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Fund certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment No. 40 to its registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of Boston, and the Commonwealth of Massachusetts, on the 7th day of March, 2019.

PIONEER EQUITY INCOME FUND

By:	/s/ Lisa M. Jones
Lisa M. Jones
President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities indicated below on March 7, 2019:

Signature	Title

/s/ Lisa M. Jones	President (Principal Executive Officer) and Trustee
Lisa M. Jones

Mark E. Bradley*	Treasurer (Principal Financial and
Mark E. Bradley	Accounting Officer)

David R. Bock*	Trustee
David R. Bock

Benjamin M. Friedman*	Trustee
Benjamin M. Friedman

Margaret B. W. Graham*	Trustee
Margaret B. W. Graham

Lorraine H. Monchak*	Trustee
Lorraine H. Monchak

Thomas J. Perna*	Chairman of the Board and
Thomas J. Perna	Trustee

Marguerite A. Piret*	Trustee
Marguerite A. Piret

Fred J. Ricciardi*	Trustee
Fred J. Ricciardi

Kenneth J. Taubes*	Trustee
Kenneth J. Taubes

*By: /s/ Lisa M. Jones	Dated: March 7, 2019
Lisa M. Jones
Attorney-in-fact

EXHIBIT INDEX

Exhibit No.	Description

EX-101.INS	XBRL Instance Document
EX-101.SCH	XBRL Taxonomy Extension Schema Document
EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase
EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase
EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase
EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase